Note 13 - Investments in Associates and Joint Ventures (Details Textual) - USD ($) $ in Thousands						1 Months Ended	4 Months Ended	12 Months Ended
		Aug. 19, 2020	May 29, 2019	May 27, 2019	Aug. 01, 2017	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Profit (loss) from operating activities								$ (2,448)		$ (537)	[1]	$ 44,381
Operating expense								179,046		177,614	[1]	116,953
Total depreciation and amortisation expense								20,234		18,843	[1]	12,694
Profit (loss) before tax								37,507		43,396	[1]	40,700
Tax income (expense)								75		2,658	[1]	6,481
Profit (loss)								179,174		57,899	[1]	35,160
Total revenue								165,056		177,078	[1]	161,334
Cost of sales								700		208	[1]
Proceeds from issuing shares										82,630		170,871
Increase (decrease) through other changes, allowance account for credit losses of financial assets								(1,849)		(577)	[1]	678
nHorizon [member]
Statement Line Items [Line Items]
Profit (loss) from operating activities								(1,827)		1,821		(1,568)
Profit (loss)								$ (1,840)		$ 1,780		$ (2,056)
Proportion of ownership interest in associate								29.09%		29.09%		29.09%
Total revenue								$ 12,837		$ 43,335		$ 48,992
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares
Gains on disposals of investments
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Profit (loss) from operating activities								(1,029)		(3,016)		(4,528)
Profit (loss)								$ (1,481)		$ (5,134)		$ (4,735)
Proportion of ownership interest in associate								0.00%		50.10%		50.10%
Total revenue								$ 9,638		$ 4,990		$ 4,498
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares
Proportion of ownership interest in joint venture					50.10%
Gains on disposals of investments						$ 2,100		2,063
Increase (decrease) through other changes, allowance account for credit losses of financial assets								10,500
Impairment loss recognised in profit or loss, loans and advances								3,897
Investments in joint ventures accounted for using equity method						0	$ 0	0
Receivables due from related parties						$ 0	$ 0	0
Powerbets Holdings Limited [member] | Supabets HL Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture					49.90%
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Investments in associates										12,100
Profit (loss) from operating activities								(30,700)		(71,678)		(359)
Operating expense								48,600
Profit (loss)								$ (30,618)		$ (71,474)		$ (384)
Proportion of ownership interest in associate								13.10%	[2]	13.10%	[2]	19.90%
Revenue growth rate								450.00%
Total revenue								$ 38,388		$ 16,687		$ 848
Annual revenue rate								69,000
Cost of sales								13,300
Proceeds from issuing shares										170,000
Amount of debt converted to equity			$ 2,670	$ 7,500
Cash transferred			$ 1,930
Debt converted to equity, classified as prior period investment										4,969
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares								3,000		33,900
Gains on disposals of investments
OPay Digital Services Limited [member] | Preference shares [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate								10.24%
Shares in associate purchased (in shares)			1,230,736	3,210,617
Shares in associate purchased, value			$ 4,600
OPay Digital Services Limited [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate								2.86%
Proportion of ordinary shares owned						8.85%	8.85%	8.85%
StarMaker Inc. [member]
Statement Line Items [Line Items]
Profit (loss) from operating activities								$ 13,298		(8,485)		(9,535)
Profit (loss)								$ 13,151		$ (8,485)		$ (8,497)
Proportion of ownership interest in associate	[3]							19.35%		19.35%		19.35%
Revenue growth rate								210.00%
Total revenue								$ 89,937		$ 29,035		$ 12,332
Annual revenue rate								127,000
Increase (decrease) in investments in joint ventures and associates due to change in fair value of preferred shares								21,000		$ 4,000
Gains on disposals of investments
Nanobank [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary		42.00%
Investments in associates		$ 265,900
Profit (loss) from operating activities							$ 60,900
Operating expense							46,100
Total depreciation and amortisation expense							6,200
Profit (loss) before tax							14,800
Tax income (expense)							14,200
Profit (loss)							$ 600

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.
[2]	Reflects the total ownership interest in OPay as of December 31, 2019 and 2020, 10.24% of which is held in preferred shares and 2.86% in ordinary shares. The share of net income (loss) recognized under the equity method was calculated based on the investment in ordinary shares, relative to the total number of shares outstanding. The Group owns 8.85% of the total number of ordinary shares issued by OPay.
[3]	The Group ownership interest in StarMaker is held through preferred shares, which are measured at fair value through profit or loss.